Other Current Liabilities - Schedule of Other Current Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Other Current Liabilities [Abstract]
Salary accrual		¥ 1,185,467	¥ 3,234,948
Deposit		196,004	150,298
Payable for property, plant and equipment		11,042,256	18,459,526
Tax accrual		14,589,600	16,581,246
Customer refund liabilities		14,471,474	14,471,474
Others		4,784,531	1,405,634
Total	$ 6,793,424	¥ 46,269,332	¥ 54,303,126